Share capital - Schedule of number of shares outstanding and weighted average number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding
Beginning balance (in shares)	70,333,149	59,606,399
Shares issued	9,316,108	10,726,750
Balance ending (in shares)	79,649,257	70,333,149
Common Shares issued	79,649,257	70,333,149	59,606,399
Weighted average Common Shares outstanding, Basic (in shares)	72,330,908	67,321,698
Weighted average Common Shares outstanding, Diluted (in shares)	72,330,908	67,321,698